Quarterly Holdings Report
for
Fidelity® SAI Sustainable Low Duration Income Fund
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SLO-NPRT1-0124
1.9904917.101
Nonconvertible Bonds - 58.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	55,000	54,172
5.539% 2/20/26	20,000	20,005
Verizon Communications, Inc.:
0.75% 3/22/24	25,000	24,630
0.85% 11/20/25	30,000	27,573
3.376% 2/15/25	41,000	40,008
3.5% 11/1/24	22,000	21,590
		187,978
Media - 0.7%
Magallanes, Inc.:
3.428% 3/15/24	25,000	24,808
3.788% 3/15/25	50,000	48,729
		73,537
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	41,000	39,876
TOTAL COMMUNICATION SERVICES		301,391
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 2.8%
American Honda Finance Corp. 2.15% 9/10/24	38,000	37,008
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9528% 10/15/24 (b)(c)	25,000	24,940
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (b)(c)	50,000	49,998
1.2% 10/15/24	43,000	41,265
4.3% 7/13/25	30,000	29,212
4.35% 4/9/25	30,000	29,361
Hyundai Capital America:
2.65% 2/10/25 (d)	40,000	38,544
5.8% 6/26/25 (d)	25,000	24,993
6% 7/11/25 (d)	30,000	30,074
		305,395
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (b)(c)	25,000	25,000
Specialty Retail - 1.7%
AutoZone, Inc.:
3.25% 4/15/25	30,000	29,074
3.625% 4/15/25	41,000	39,983
Lowe's Companies, Inc. 4% 4/15/25	60,000	58,810
Ross Stores, Inc. 4.6% 4/15/25	40,000	39,506
The Home Depot, Inc. 3.75% 2/15/24	25,000	24,912
		192,285
TOTAL CONSUMER DISCRETIONARY		522,680
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Constellation Brands, Inc. 4.75% 11/15/24	20,000	19,807
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree, Inc. 4% 5/15/25	60,000	58,420
TOTAL CONSUMER STAPLES		78,227
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	50,000	47,163
3.9% 2/1/25	21,000	20,547
Enbridge, Inc.:
2.15% 2/16/24	35,000	34,709
2.5% 1/15/25	40,000	38,599
5.969% 3/8/26	20,000	19,981
Enterprise Products Operating LP 3.75% 2/15/25	20,000	19,622
MPLX LP:
4% 2/15/25	50,000	48,955
4.875% 12/1/24	42,000	41,539
The Williams Companies, Inc. 4.55% 6/24/24	35,000	34,742
		305,857
FINANCIALS - 34.2%
Banks - 21.0%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (b)(c)	30,000	28,587
2.015% 2/13/26 (b)	30,000	28,572
2.456% 10/22/25 (b)	25,000	24,204
3.366% 1/23/26 (b)	30,000	29,064
3.384% 4/2/26 (b)	45,000	43,469
4.125% 1/22/24	80,000	79,812
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8002% 1/10/25 (b)(c)	50,000	49,809
1.5% 1/10/25	20,000	19,138
3.3% 2/5/24	50,000	49,773
3.7% 6/7/25	50,000	48,646
5.2% 12/12/24	57,000	56,728
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (b)(c)	50,000	49,901
3.4% 2/11/24	88,000	87,591
5.25% 12/6/24	37,000	36,872
5.45% 6/12/25	30,000	29,923
Canadian Imperial Bank of Commerce:
2.25% 1/28/25	41,000	39,420
3.1% 4/2/24	106,000	105,102
5.144% 4/28/25	50,000	49,668
Citigroup, Inc.:
0.981% 5/1/25 (b)	100,000	97,740
2.014% 1/25/26 (b)	30,000	28,591
3.106% 4/8/26 (b)	41,000	39,533
4.14% 5/24/25 (b)	57,000	56,478
Fifth Third Bancorp 3.65% 1/25/24	25,000	24,902
JPMorgan Chase & Co.:
0.563% 2/16/25 (b)	96,000	94,819
2.083% 4/22/26 (b)	20,000	18,998
2.301% 10/15/25 (b)	62,000	60,111
4.023% 12/5/24 (b)	25,000	24,999
5.546% 12/15/25 (b)	41,000	40,878
PNC Financial Services Group, Inc.:
3.5% 1/23/24	25,000	24,911
5.671% 10/28/25 (b)	54,000	53,653
5.812% 6/12/26 (b)	40,000	39,980
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6752% 10/7/24 (b)(c)	50,000	50,005
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6913% 7/29/24 (b)(c)	50,000	49,949
2.55% 7/16/24	25,000	24,519
5.66% 10/25/24	40,000	40,022
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7007% 3/4/24 (b)(c)	50,000	49,956
2.35% 3/8/24	45,000	44,605
2.65% 6/12/24	55,000	54,104
3.766% 6/6/25	42,000	40,930
Truist Bank 3.2% 4/1/24	24,000	23,770
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (b)(c)	25,000	24,551
2.5% 8/1/24	20,000	19,545
2.85% 10/26/24	21,000	20,431
4% 5/1/25	40,000	38,877
4.26% 7/28/26 (b)	40,000	38,686
5.9% 10/28/26 (b)	30,000	29,863
U.S. Bancorp:
1.45% 5/12/25	22,000	20,738
2.4% 7/30/24	38,000	37,158
5.727% 10/21/26 (b)	40,000	39,848
Wells Fargo & Co.:
2.164% 2/11/26 (b)	40,000	38,195
2.188% 4/30/26 (b)	30,000	28,518
2.406% 10/30/25 (b)	21,000	20,314
3.75% 1/24/24	85,000	84,750
3.908% 4/25/26 (b)	41,000	39,907
4.54% 8/15/26 (b)	29,000	28,422
		2,349,535
Capital Markets - 6.5%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5311% 10/25/24 (b)(c)	50,000	49,869
1.6% 4/24/25	43,000	40,840
4.414% 7/24/26 (b)	20,000	19,601
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7325% 3/15/24 (b)(c)	75,000	75,157
0.855% 2/12/26 (b)	30,000	28,164
1.757% 1/24/25 (b)	50,000	49,667
3.5% 1/23/25	40,000	39,005
5.7% 11/1/24	36,000	35,977
Moody's Corp. 3.75% 3/24/25	41,000	40,109
Morgan Stanley:
0.79% 5/30/25 (b)	25,000	24,296
0.791% 1/22/25 (b)	150,000	148,697
1.164% 10/21/25 (b)	20,000	19,091
3.62% 4/17/25 (b)	45,000	44,582
NASDAQ, Inc. 5.65% 6/28/25	4,000	4,010
State Street Corp.:
2.354% 11/1/25 (b)	20,000	19,364
2.901% 3/30/26 (b)	51,000	49,149
4.857% 1/26/26 (b)	42,000	41,516
		729,094
Consumer Finance - 4.0%
Ally Financial, Inc. 3.875% 5/21/24	25,000	24,732
American Express Co.:
3% 10/30/24	38,000	37,117
4.99% 5/1/26 (b)	41,000	40,594
6.338% 10/30/26 (b)	52,000	52,709
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (b)(c)	15,000	14,962
1.343% 12/6/24 (b)	25,000	24,993
2.636% 3/3/26 (b)	43,000	40,665
3.9% 1/29/24	25,000	24,918
4.166% 5/9/25 (b)	44,000	43,335
4.25% 4/30/25	40,000	38,949
4.985% 7/24/26 (b)	20,000	19,523
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.6647% 1/11/24 (b)(c)	50,000	50,001
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (b)(c)	20,000	20,005
0.5% 6/18/24	20,000	19,450
		451,953
Financial Services - 1.5%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	25,000	24,948
Corebridge Financial, Inc. 3.5% 4/4/25	45,000	43,607
PayPal Holdings, Inc.:
1.65% 6/1/25	30,000	28,411
2.4% 10/1/24	20,000	19,480
The Western Union Co. 2.85% 1/10/25	50,000	48,285
		164,731
Insurance - 1.2%
American International Group, Inc. 4.125% 2/15/24	35,000	34,851
Equitable Financial Life Global Funding:
0.8% 8/12/24 (d)	36,000	34,739
1.4% 7/7/25 (d)	20,000	18,617
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	21,000	20,492
3.875% 3/15/24	25,000	24,863
		133,562
TOTAL FINANCIALS		3,828,875
HEALTH CARE - 5.0%
Biotechnology - 1.3%
AbbVie, Inc.:
2.6% 11/21/24	20,000	19,441
3.6% 5/14/25	21,000	20,502
3.8% 3/15/25	20,000	19,619
3.85% 6/15/24	25,000	24,738
Amgen, Inc.:
3.125% 5/1/25	20,000	19,369
5.25% 3/2/25	40,000	39,849
		143,518
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp.:
1.9% 6/1/25	41,000	38,897
3.45% 3/1/24	37,000	36,777
		75,674
Health Care Providers & Services - 1.9%
Cigna Group 0.613% 3/15/24	35,000	34,491
CVS Health Corp.:
2.625% 8/15/24	58,000	56,741
4.1% 3/25/25	20,000	19,681
HCA Holdings, Inc.:
5.25% 4/15/25	40,000	39,689
5.875% 2/15/26	30,000	30,055
Humana, Inc. 3.85% 10/1/24	35,000	34,446
		215,103
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	20,000	19,247
Pharmaceuticals - 1.0%
AstraZeneca Finance LLC 0.7% 5/28/24	35,000	34,191
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	42,000	41,265
Bristol-Myers Squibb Co. 2.9% 7/26/24	35,000	34,423
		109,879
TOTAL HEALTH CARE		563,421
INDUSTRIALS - 2.0%
Building Products - 0.3%
Carrier Global Corp.:
2.242% 2/15/25	20,000	19,212
5.8% 11/30/25 (d)	17,000	17,098
		36,310
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	20,000	19,162
Machinery - 1.1%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.613% 9/13/24 (b)(c)	75,000	74,983
Otis Worldwide Corp. 2.056% 4/5/25	51,000	48,764
		123,747
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	20,000	19,781
2.3% 2/1/25	21,000	20,106
		39,887
TOTAL INDUSTRIALS		219,106
INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC/EMC Corp.:
4% 7/15/24	22,000	21,748
5.85% 7/15/25	50,000	50,213
		71,961
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (b)(c)	50,000	49,976
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	42,000	40,198
		90,174
Software - 1.5%
Oracle Corp.:
2.5% 4/1/25	40,000	38,422
2.95% 11/15/24	38,000	37,018
2.95% 5/15/25	30,000	28,928
Roper Technologies, Inc.:
1% 9/15/25	20,000	18,494
2.35% 9/15/24	45,000	43,792
		166,654
TOTAL INFORMATION TECHNOLOGY		328,789
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	20,000	19,951
6.05% 3/15/25	20,000	20,032
		39,983
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. 1.35% 7/15/25	30,000	27,962
UTILITIES - 3.3%
Electric Utilities - 2.2%
Duke Energy Corp. 3.75% 4/15/24	25,000	24,834
Eversource Energy:
2.9% 10/1/24	50,000	48,758
4.2% 6/27/24	20,000	19,809
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (b)(c)	50,000	49,930
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1678% 4/1/24 (b)(c)	75,000	75,012
Tampa Electric Co. 3.875% 7/12/24	7,000	6,919
Virginia Electric & Power Co. 3.45% 2/15/24	25,000	24,874
		250,136
Multi-Utilities - 1.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (b)(c)	25,000	24,990
Dominion Energy, Inc. 3.3% 3/15/25	50,000	48,544
NiSource, Inc. 0.95% 8/15/25	30,000	27,718
Sempra 3.3% 4/1/25	20,000	19,356
		120,608
TOTAL UTILITIES		370,744
TOTAL NONCONVERTIBLE BONDS (Cost $6,575,105)		6,587,035

U.S. Treasury Obligations - 33.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.58% to 5.46% 3/21/24 to 6/13/24	2,713,700	2,653,496
U.S. Treasury Notes 3% 6/30/24	1,100,000	1,085,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,740,498)		3,738,715

Asset-Backed Securities - 4.5%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	6,770	6,762
Bmw Vechicle Lease Trust 2023-2 Series 2023-2 Class A2, 5.95% 8/25/25	24,000	24,040
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A2A, 5.72% 4/27/26	40,000	40,016
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8481% 12/26/24 (b)(c)	881	881
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	390	390
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	40,000	40,092
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	15,483	15,432
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	3,044	2,981
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 5/15/25 (b)(c)	260	260
Series 2022-3 Class A2A, 3.81% 9/15/25	3,815	3,801
Series 2023 2 Class A2A, 5.5% 6/15/26	9,626	9,607
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	19,000	19,077
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	2,000	2,003
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	11,450	11,395
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	3,077	3,071
Ford Credit Auto Owner Trust 2 Series 2023-B Class A2A, 5.57% 6/15/26	25,000	24,985
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	30,000	29,240
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	4,670	4,663
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 2/15/25 (b)(c)	1,554	1,554
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	2,583	2,576
Series 2023-A Class A2A, 5.27% 6/20/25	10,639	10,615
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	5,316	5,301
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	14,939	14,888
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	8,089	8,052
Series 2022-4 Class A2A, 4.6% 11/17/25	4,776	4,758
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	20,000	19,983
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	4,319	4,304
Series 2022-C, Class A2A, 5.35% 11/17/25	10,630	10,613
Series 2023-B Class A2A, 5.77% 5/15/26	17,000	17,005
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	6,079	6,063
Series 2023-2 Class A2, 5.92% 11/16/26	16,000	16,057
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	20,000	20,079
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	7,000	7,009
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	17,000	17,000
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	13,168	13,149
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	20,000	19,991
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	16,000	16,040
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	10,607	10,579
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	14,000	14,008
World Omni Auto Receivables Trust:
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.894% 10/15/25 (b)(c)	2,901	2,901
Series 2023-C Class A2A, 5.57% 12/15/26	17,000	16,981
Series 2023-D Class A2A, 5.91% 2/16/27	11,000	11,035
TOTAL ASSET-BACKED SECURITIES (Cost $509,028)		509,237

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $1,013,251)	1,013,049	1,013,251

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $11,837,882)	11,848,238
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(641,807)
NET ASSETS - 100.0%	11,206,431

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,693 or 2.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	15,087	3,655,865	2,657,701	3,566	-	-	1,013,251	0.0%
Total	15,087	3,655,865	2,657,701	3,566	-	-	1,013,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.